Supplemental Cash Flows Information - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest paid	$ 1	$ 1	$ 1	$ 1
Income taxes paid		1	0	0
Notes payable		0
Common stock shares issued	75,397,241
Senior Subordinated Notes
Notes payable	$ 550